Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions and balances
Schedule of name of related parties and relationship with the group

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
JD.com Investment Limited (“JD”)	a shareholder with one board director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company (before February 29, 2024)
HNA Tourism and HNA Trust	a shareholder with two board directors of the Company
Beijing Hengxin International Travel Agency Co., Ltd. (“Hengxin”)	an associate of the Company (from June 2022 after the disposal of Hengxin)
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder
Guangxi Yijianyou Tourism Operation Co., Ltd. (“Yijianyou”)	an associate of the Company

Schedule of balance with related parties

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	570	452	65
Amounts due from Hengxin	—	648	92
Loan receivable from Hengxin	11,431	9,431	1,349
Amounts due from JD	182	193	28
Allowance for expected credit losses	(1,258)	(4,035)	(577)
Total	10,925	6,689	957

Current:
Amounts due to Trip.com	1,891	951	136
Amounts due to Hengxin	348	—	—
Amounts due to Yijianyou	882	29	4
Total	3,121	980	140